Income Taxes, Expense Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income tax expense reconciliation
Statutory federal income tax expense	$ (20,500,000)		$ 90,200,000		$ 71,800,000
State income taxes, net of federal benefit	12,200,000	[1]	5,200,000	[1]	3,700,000	[1]
Effect of noncontrolling interests	(5,800,000)		(2,200,000)		(6,300,000)
Gains (losses) on investments and sale of assets			20,500,000	[2]
Correction of deferred taxes					(5,300,000)	[3]
Other differences, net	2,300,000		(600,000)		100,000
Total income tax expense (benefit)	$ (11,782,000)		$ 113,134,000		$ 63,977,000

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets. In each interim period, U.S. Cellular evaluates the available positive and negative evidence to assess whether deferred tax assets are realizable, on a more likely than not basis. During the year ended December 31, 2014, based on revised forecasts of future state income, U.S. Cellular concluded that the negative evidence related to the realization of certain state deferred tax assets outweighed the positive evidence. Accordingly, U.S. Cellular determined that such deferred tax assets related to certain states were not realizable, on a more likely than not basis.
[2]	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.
[3]	Correction of deferred taxes reflects immaterial adjustments to correct deferred tax balances in 2012 related to tax basis and law changes that related to periods prior to 2012.